GOF-SA5 10/26

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
TEMPLETON GLOBAL INVESTMENT TRUST
TEMPLETON INCOME TRUST
SUPPLEMENT DATED OCTOBER 14, 2026
TO THE STATEMENT OF ADDITIONAL INFORMATION (“SAI”)
OF EACH FUND LISTED IN SCHEDULE A

The following changes are made to the SAI of each fund listed in Schedule A:

1) The following is added to the sections titled “Goal, Strategies and Risks” and “The Funds — Goals, Additional Strategies and Risks” as it pertains to the fund in each fund’s SAI:

The Fund may invest, buy or engage in:

• currency volatility swaps

2) The following is added to the section titled “Glossary of Investments, Techniques, Strategies and Their Risks” in each fund’s SAI:

Volatility swaps. When entering into a volatility swap the counterparties agree to make payments based on changes in the volatility of an underlying reference instrument, such as a currency or interest rate, over a specified period of time. Volatility swaps provide exposure to the pure volatility of the underlying reference instrument without the directional risk of the underlying reference instrument itself. The Fund may use volatility swaps to attempt to hedge volatility risk and/or take positions on the projected future volatility of a specific asset. For example, a Fund may enter into a volatility swap in order to take the position that a specific instrument’s volatility will increase over a particular period of time. If the instrument’s volatility does increase over the specified time, the Fund will receive a payment from the counterparty based upon the amount by which the reference instrument’s realized volatility level exceeds a volatility level agreed upon by the parties. If the instrument’s volatility does not increase over the specified time, the Fund will make a payment to the counterparty based upon the amount by which the reference instrument’s realized volatility level falls below the volatility level agreed upon by the parties.

SCHEDULE A

Fund	Date of SAI

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Templeton Global Bond VIP Fund	May 1, 2026

TEMPLETON GLOBAL INVESTMENT TRUST
Templeton Global Dynamic Income Fund	May 1, 2026

TEMPLETON INCOME TRUST
Templeton Global Bond Enhanced Fund	May 1, 2026
Templeton Global Bond Fund	May 1, 2026
Templeton Sustainable Emerging Markets Bond Fund	May 1, 2026

Please retain this supplement for future reference.